FINANCING AND LOANS (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
FINANCING AND LOANS
DEBT CHARGES CURRENT, Gross Amount		R$ 364,788
CHARGES CURRENT, gross value	R$ 209,717
Current loans and receivables	3,693,367	2,107,172
Noncurrent loans and receivables, gross	9,971,857
Non-current loans and receivables	R$ 9,971,857	R$ 7,794,891
Loans payable period	10 years
Average interest rate	6.91%
Percent of total portfolio granted by company	30.00%	28.00%
Percentage of financing and loans granted indexed to domestic prices in Brazil	70.00%	72.00%
Eletrobras
FINANCING AND LOANS
Total loans granted	R$ 4,309,947	R$ 4,848,676
FINANCING AND LOAN CHARGES
FINANCING AND LOANS
ADA	(235,613)	(205,676)
PRINCIPAL, CURRENT
FINANCING AND LOANS
ADA	R$ (72,042)	R$ (63,244)
BOA VISTA
FINANCING AND LOANS
DEBT CHARGES CURRENT, Average Rate	6.72%
DEBT CHARGES CURRENT, Gross Amount	R$ 220
Current loans and receivables, gross	99,076
Noncurrent loans and receivables, gross	R$ 198,404
Itaipu
FINANCING AND LOANS
DEBT CHARGES CURRENT, Average Rate	7.08%	7.10%
DEBT CHARGES CURRENT, Gross Amount	R$ 11,731	R$ 21,101
Current loans and receivables, gross	2,357,818
Current loans and receivables		1,888,426
Noncurrent loans and receivables, gross	R$ 5,620,167
Non-current loans and receivables		R$ 6,790,064
AES ELETROPAULO
FINANCING AND LOANS
DEBT CHARGES CURRENT, Average Rate	10.00%	10.00%
DEBT CHARGES CURRENT, Gross Amount		R$ 340,493
Current loans and receivables		R$ 10,561
Noncurrent loans and receivables, gross	R$ 1,491,811
CEPISA
FINANCING AND LOANS
DEBT CHARGES CURRENT, Average Rate	6.60%
DEBT CHARGES CURRENT, Gross Amount	R$ 193,731
Current loans and receivables, gross	857,669
Noncurrent loans and receivables, gross	R$ 996,771
CERON
FINANCING AND LOANS
DEBT CHARGES CURRENT, Average Rate	7.21%
DEBT CHARGES CURRENT, Gross Amount	R$ 9,861
Current loans and receivables, gross	98,461
Noncurrent loans and receivables, gross	R$ 515,564
ELETROACRE
FINANCING AND LOANS
DEBT CHARGES CURRENT, Average Rate	7.43%
Current loans and receivables, gross	R$ 194,401
Noncurrent loans and receivables, gross	R$ 275,127
CEMIG
FINANCING AND LOANS
DEBT CHARGES CURRENT, Average Rate	5.17%	5.17%
DEBT CHARGES CURRENT, Gross Amount	R$ 180	R$ 262
Current loans and receivables, gross	13,930
Current loans and receivables		16,357
Noncurrent loans and receivables, gross	R$ 20,259
Non-current loans and receivables		R$ 33,171
COPEL
FINANCING AND LOANS
DEBT CHARGES CURRENT, Average Rate	5.04%
DEBT CHARGES CURRENT, Gross Amount	R$ 113
Current loans and receivables, gross	10,226
Noncurrent loans and receivables, gross	R$ 12,276
CEEE
FINANCING AND LOANS
DEBT CHARGES CURRENT, Average Rate	5.00%	5.00%
DEBT CHARGES CURRENT, Gross Amount	R$ 92	R$ 116
Current loans and receivables, gross	3,827
Current loans and receivables		4,465
Noncurrent loans and receivables, gross	R$ 12,158
Non-current loans and receivables		R$ 15,642
ENERGISA - TO
FINANCING AND LOANS
DEBT CHARGES CURRENT, Average Rate	5.83%	6.31%
DEBT CHARGES CURRENT, Gross Amount	R$ 177	R$ 359
Current loans and receivables, gross	25,549
Current loans and receivables		30,047
Noncurrent loans and receivables, gross	R$ 8,496
Non-current loans and receivables		R$ 31,742
CELPA
FINANCING AND LOANS
DEBT CHARGES CURRENT, Average Rate	5.95%	5.93%
DEBT CHARGES CURRENT, Gross Amount	R$ 206	R$ 252
Current loans and receivables, gross	7,467
Current loans and receivables		7,467
Noncurrent loans and receivables, gross	R$ 656,818
Non-current loans and receivables		R$ 628,313
CEMAR
FINANCING AND LOANS
DEBT CHARGES CURRENT, Average Rate	0.34%	0.43%
DEBT CHARGES CURRENT, Gross Amount	R$ 377	R$ 462
Current loans and receivables, gross	27,814
Current loans and receivables		27,679
Noncurrent loans and receivables, gross	R$ 87,470
Non-current loans and receivables		R$ 103,860
CESP
FINANCING AND LOANS
DEBT CHARGES CURRENT, Average Rate	5.11%	5.10%
DEBT CHARGES CURRENT, Gross Amount	R$ 29	R$ 57
Current loans and receivables, gross	5,136
Current loans and receivables		5,569
Noncurrent loans and receivables, gross	R$ 33
Non-current loans and receivables		R$ 4,752
COELCE
FINANCING AND LOANS
DEBT CHARGES CURRENT, Average Rate	5.00%	5.00%
DEBT CHARGES CURRENT, Gross Amount	R$ 110	R$ 149
Current loans and receivables, gross	8,546
Current loans and receivables		9,265
Noncurrent loans and receivables, gross	R$ 13,477
Non-current loans and receivables		R$ 20,591
COELBA
FINANCING AND LOANS
DEBT CHARGES CURRENT, Average Rate		5.00%
DEBT CHARGES CURRENT, Gross Amount		R$ 185
Current loans and receivables		7,340
Non-current loans and receivables		R$ 29,620
ESCELSA
FINANCING AND LOANS
DEBT CHARGES CURRENT, Average Rate	5.00%	5.00%
DEBT CHARGES CURRENT, Gross Amount	R$ 58	R$ 97
Current loans and receivables, gross	6,752
Current loans and receivables		8,316
Noncurrent loans and receivables, gross	R$ 4,913
Non-current loans and receivables		R$ 11,144
CELESC DISTRIB.
FINANCING AND LOANS
DEBT CHARGES CURRENT, Average Rate	5.00%	5.00%
DEBT CHARGES CURRENT, Gross Amount	R$ 86	R$ 180
Current loans and receivables, gross	10,470
Current loans and receivables		17,577
Noncurrent loans and receivables, gross	5,545
Non-current loans and receivables		14,959
Others
FINANCING AND LOANS
DEBT CHARGES CURRENT, Gross Amount	228,359	206,751
Current loans and receivables, gross	38,267
Current loans and receivables		137,347
Noncurrent loans and receivables, gross	R$ 52,568
Non-current loans and receivables		R$ 111,034